Total Capital and Net Income (Loss) Per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared	$ 190,000	$ 190,000	$ 140,000	$ 140,000	$ 140,000	$ 140,000
Limited partners’ interest in net income	$ 40,122			$ 19,134			$ 64,820	$ 2,463
Weighted average number of common units (in units)	78,012,514			79,687,499			78,402,239	79,671,051
Dilutive effect of unit-based compensation (in units)	94,256			171,972			86,092	161,927
Weighted average number of common units and common unit equivalents (in units)	78,106,770			79,859,471			78,488,331	79,832,978
Basic (usd per unit)	$ 0.51			$ 0.24			$ 0.83	$ 0.03
Diluted (usd per unit)	0.51			0.24			0.83	0.03
Common Units
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared	$ 0.4625			$ 0.4625			$ 0.4625	$ 0.4625